Offerings - Offering: 1	May 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	13,800,000
Proposed Maximum Offering Price per Unit	46.48
Maximum Aggregate Offering Price	$ 641,424,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 88,580.65
Offering Note	Includes additional shares of Common Stock that the underwriters have the option to purchase. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The maximum price per share and maximum aggregate offering price are based on the average of the high ($50.02) and low ($42.93) sale price of the registrant's shares of Common Stock as reported on the Nasdaq Global Select Market on May 22, 2026, which date is within five business days prior to filing the Registration Statement.